Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents
Current accounts	$ 191,773	$ 167,932
Time deposits (with original maturities of three months or less)	189,925	58,251
Ship management client accounts	2,394	841
Total cash and cash equivalents	$ 384,092	$ 227,024	$ 302,988	$ 211,974